Stockholders' Equity - Summary of Non-vested Options (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Non-vested Options, Number of Options [Roll Forward]
Non-vested, beginning of period (in shares)	[1]	0		0
Granted (in shares)		0	[1]		0
Vested (in shares)	[1]	0		0
Forfeited (in shares)	[1]	0		0
Non-vested, end of period (in shares)	[1]	0		0	0
Non-vested Options, Weighted Average Exercise Price [Roll Forward]
Non-vested, beginning of period (in dollars per share)	[1]	$ 0		$ 0
Granted (in dollars per share)	[1]	0
Vested (in dollars per share)	[1]	0		0
Forfeited (in dollars per share)	[1]	0		0
Non-vested, end of period (in dollars per share)	[1]	$ 0		$ 0	$ 0

[1]	Due to the May 2, 2018 1-for-500 reverse stock split, and no fractional shares being issued, all numbers are reduced to zero.